Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities - Level 3 [Member]	9 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Assets and Liabilities [Line Items]
Fair value as of (inception) August 15, 2023	$ 8,810,000
Change in fair value of derivative liabilities	80,000 [1]
Fair value as of September 30, 2023	$ 8,890,000

[1]	Reflected in Change in fair value of Forward Purchase Agreement on the condensed consolidated statements of operations.